Business combination - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Senex Holdings PTY LTD [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Senex Energy Limited [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquire since acquisition date	₩ 85,041,679
Profit (loss) of acquire since acquisition date	3,563,283
Senex Energy Limited [Member] | Other Administrative Expenses [Member]
Disclosure of detailed information about business combination [line items]
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	3,247	₩ 1,812
Senex Energy Limited [Member] | Consolidated Financial [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquire since acquisition date	186,794
Profit (loss) of acquire since acquisition date	₩ 24,621